Common Stock and Warrants (Details Textual) - $ / shares	Oct. 25, 2018	Jun. 02, 2014	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2013
Common Stock, Shares Authorized (in shares)			250,000,000			250,000,000	250,000,000
Common Stock, Shares, Issued, Total (in shares)			72,514,304			36,350,785	26,455,352
Common Stock, Shares, Outstanding, Ending Balance (in shares)			72,514,304	67,223,913	56,760,111	36,350,785	26,455,352	14,657,430
Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)									143,466
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)									$ 5.85
Deerfield Warrant [Member]
Class of Warrant or Right Issued (in shares)		14,423,076
Deerfield Warrant [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		1,923,077
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 5.85
Warrant Issued to KVK [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 2.30
Class of Warrant or Right, Additional Shares Exercisable for Each Milestones (in shares)	125,000